Inventories - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories
Content providing	R$ 135,876	R$ 75,778
Educational content	94,089	71,314
Consumables and supplies	2,204	2,128
Inventories held by third parties	21,891	9,362
Inventories	R$ 254,060	R$ 158,582